Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Tax Expense
The components of income before income tax expense are as follows:

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$610,652	$667,773	$578,827
United States	(649,647)	(300,171)	(356,305)
Other	291,460	436,154	350,457
Income before income tax expense	$252,465	$803,756	$572,979

Schedule of Components of Income Tax Expense
The components of income tax expense are as follows:

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Income tax expense:	(in thousands)
Current tax (benefit) / expense:
Ireland	$88,232	$108,031	$79,334
United States	(36,386)	(45,820)	(34,710)
Other	100,199	105,305	59,152
Total current tax expense	152,045	167,516	103,776

Deferred tax (benefit) / expense:
Ireland	(38,930)	(25,027)	43,617
United States	(91,138)	(70,066)	(144,304)
Other	1,149	(7,793)	15,299
Total deferred tax benefit	(128,919)	(102,886)	(85,388)

Income tax expense	23,126	64,630	18,388

Income tax (benefit) / expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	(7,048)	1,728	(3,903)
Retirement benefit obligations	2,818	(895)	—
Cash flow hedge	(346)	647	301
Total	$18,550	$66,110	$14,786

Schedule of Consolidated Reported Income Tax Expense Differed From Statutory Rate	A reconciliation of the Company's consolidated effective tax rate from the amount that would result from applying the Irish statutory rate is set forth below:

	Year ended December 31,
	2025
	(in thousands)%
Ireland statutory tax rate	$31,558	12.5%
State and local income taxes, net of federal income tax effect	—	—%
Foreign tax difference / rate differential	—	—%
Nontaxable or non-deductible items	4,321	1.7%
Effect of cross-border tax laws	—	—%
Effect of changes in tax laws or rates enacted in the current period	—	—%
Changes in valuation allowances	3,287	1.3%
Tax credits	—	—%
Other adjustments	(4,259)	(1.7)%
Investor tax benefit on foreign subsidiary earnings	(30,496)	(12.1)%
Global minimum tax	13,156	5.2%

Foreign tax effects

United States	2,526	1.0%
Foreign rate difference	11,854	4.7%
Intangible amortization	(38,498)	(15.2)%
Effect of changes in tax laws or rates enacted in the current period	(23,688)	(9.4)%
Goodwill impairment	45,531	18.0%
Other	7,327	2.9%

United Kingdom	6,691	2.7%
Foreign rate difference	8,565	3.4%
Other	(1,874)	(0.7)%

Germany	5,477	2.2%

Other jurisdictions	16,817	6.7%

Changes in uncertain tax benefits	(25,952)	(10.3)%

Effective Tax Rate	$23,126	9.2%

	Year ended December 31,
	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Taxes at Irish statutory rate (2024:12.5%; 2023:12.5%)	$100,470	$71,622
Rate differential from amortization of intangible assets	(48,240)	(71,223)
Global minimum tax	16,719	—
Foreign and other income taxed at higher rates	50,130	35,044
Research & development tax incentives	(3,041)	(3,868)
Movement in valuation allowance	(5,279)	(1,068)
Effects of change in tax rates	25,691	3,154
Decrease in unrecognized tax benefits	(61,679)	(54,347)
Investor tax (benefit) / expense on foreign subsidiary earnings	(7,995)	39,165
Impact of stock compensation	(9,385)	(11,487)
Other and non-deductible expenses	7,239	11,396
Income tax expense	$64,630	$18,388

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2025	December 31, 2024 (As Restated)	December 31, 2023 (As Restated)
Deferred tax liabilities:	(in thousands)
Property, plant and equipment	$3,703	$2,869	$7,547
Operating right-of-use-assets	11,796	15,633	16,108
Goodwill	43,150	43,390	39,014
Intangible assets	803,600	901,731	950,055
Investments in foreign subsidiaries	4,487	34,983	52,408
Other	13,078	2,632	7,190
Total deferred tax liabilities recognized	879,814	1,001,238	1,072,322

Deferred tax assets:
Operating loss and tax credits carryforwards	185,352	164,904	125,786
Property, plant and equipment	14,538	7,869	9,082
Operating lease liabilities	16,790	21,503	20,190
Intangible assets	—	45	2,166
Stock compensation	18,556	14,309	17,605
Other liabilities	79,236	78,428	84,928
Unearned revenue	862	10,364	23,748
Other	1,382	7,372	6,331
Total deferred tax assets	316,716	304,794	289,836
Valuation allowance for deferred tax assets	(44,458)	(38,955)	(42,967)
Deferred tax assets recognized	272,258	265,839	246,869
Overall net deferred tax liability	$(607,556)	$(735,399)	$(825,453)

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of the U.S. NOLs are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2026-2039	$6,706	$250,239
2040-2045	—	48,484
Indefinite	—	12,926
	$6,706	$311,649

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2025	December 31, 2024 (As Restated)	December 31, 2023 (As Restated)
	(in thousands)
Unrecognized tax benefits at start of year	$101,619	$162,239	$219,807
Increase related to prior year tax positions	28,512	5,151	1,161
Decrease related to prior year tax positions	(56)	(2,525)	(918)
Increase related to current year tax positions	14,722	2,171	4,552
Lapse of statute of limitations	(63,837)	(65,417)	(62,363)
Unrecognized tax benefits at end of year	$80,960	$101,619	$162,239

Schedule of Reconciliation of Income Taxes Paid (Net of Refunds Received)
A reconciliation of the income taxes paid (net of refunds received) for the year ended is as follows:

December 31, 2025
(in thousands)
Ireland	$95,757
Foreign
US	17,000
Other	53,030
Total income tax paid (net of refunds received)	$165,787

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Cash paid for interest	$192,712	$196,622	$317,975
Cash paid for income taxes (net of refunds)	$165,787	$140,718	$163,778